Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 10, 2026	Jul. 07, 2026	Aug. 11, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Shareholders’ equity				$ 163.2	$ 155.8	$ 161.7	$ 159.3	$ 162.5	$ 154.7
Contributed surplus
Subsequent Event [Line Items]
Shareholders’ equity				18.4	38.6	50.3	71.7	76.1	76.8
Additional paid in capital
Subsequent Event [Line Items]
Shareholders’ equity				$ 30.3	$ 28.1	$ 27.4	$ 26.7	$ 26.6	$ 14.4
Subsequent event
Subsequent Event [Line Items]
Cash dividend declared (in USD per share)	$ 0.22	$ 0.22
Subsequent event | Contributed surplus | Revision of Prior Period, Reclassification, Adjustment
Subsequent Event [Line Items]
Shareholders’ equity	$ 28.5
Subsequent event | Additional paid in capital | Revision of Prior Period, Reclassification, Adjustment
Subsequent Event [Line Items]
Shareholders’ equity			$ (28.5)